20 Financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

20	Financial instruments

(a)	Recognition and initial measurement

The Company adopted IFRS 9 - Financial Instruments to replace IAS 39 - Financial Instruments: Recognition and Measurement on January 1, 2018. The changes made to the Company's accounting policies are described below, as well as their impacts on the consolidated financial statements.

(b)	Classification and subsequent measurement

Financial Assets

On initial recognition, a financial asset is classified as measured at: amortised cost; fair value through other comprehensive income (FVOCI) – debt investment; FVOCI – equity investment; or fair value through profit or loss (FVTPL). The standard eliminates the following categories that exist under IAS 39: held to maturity, held for trading, loans and receivables and available for sale.

A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:

(i)	It is held within a business model whose objective is to hold assets to collect contractual cash flows; and
(ii)	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

(i)	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortised cost or FVOCI as described above are measured at FVTPL.

Financial assets – Subsequent measurement and gains and losses

For subsequent measurement purposes, financial assets are classified into four categories:

(i)	Financial assets at amortized cost (debt instruments);
(ii)	Financial assets at fair value through other comprehensive income with reclassification of accumulated gains and losses (debt instruments);
(iii)	Financial assets designated at fair value through other comprehensive income, without reclassification of gains and losses accumulated at the time of derecognition (equity instruments); and
(iv)	Financial assets at fair value through profit or loss.

Financial liabilities - Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

(c)	Derecognition

Financial Asset

The Company derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Company enters into transactions whereby it transfers assets recognised in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognised.

Financial Liabilities

The Company derecognises a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.

(d)	Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

(e)	Deratives financial instruments and hedge accounting

The Company holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures.

Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognised in profit or loss.

The Company designates certain derivatives as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates and certain derivatives and non-derivative financial liabilities as hedges of foreign exchange risk on a net investment in a foreign operation.

At inception of designated hedging relationships, the Company documents the risk management objective and strategy for undertaking the hedge. The Company also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.

Cash flow hedge

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognised in OCI and accumulated in the hedging reserve.

The effective portion of changes in the fair value of the derivative that is recognised in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognised immediately in profit or loss.

If the hedge no longer meets the criteria for hedge accounting or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item’s cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss.

20.1	Fair Value

(a)	Fair value calculation

The fair value of financial assets and liabilities is estimated as the amount for which a financial instrument could be exchanged in an arm’s length transaction and not in a forced sale or settlement. The following methods and assumptions were used to estimate the fair value:

(i)	Financial assets classified as fair value through profit and loss or as fair value through other comprehensive income are measured in accordance with the fair value hierarchy (Level 1 and Level 2), with inputs used in the measurement processes obtained from sources that reflect the most recent observable market prices.

(ii)	Trade accounts receivable and trade payables, mostly classified as amortized cost, corresponds to their respective carrying amounts due to the short-term maturity of these instruments. When purchase or sale prices include material financial charges, the securities are adjusted to their present value.

(iii)	The fair value of borrowings is estimated by discounting future contractual cash flows at the market interest rate, which is available to Braskem in similar financial instruments.

(iv)	The fair value of bonds is based on prices negotiated in financial markets, plus the respective carrying amount of interests.

The fair values of the remaining assets and liabilities correspond to their carrying amount.

(b)	Fair value hierarchy

The Company adopts IFRS 7 to measure the fair value of financial instruments recorded in the balance sheet; this requires disclosure in accordance with the following fair value measurement hierarchy:

Level 1 – fair value obtained through prices quoted (without adjustments) in active markets for identical assets or liabilities, such as the stock exchange; and

Level 2 – fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option.  To measure the credit risk of the parties involved in derivative instruments, Braskem uses CVA (Credit Valuation Adjustment) or DVA (Debt Valuation Adjustment) models, applied flow by flow on the mark-to-market value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

20.2	Non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2019	2018	2019	2018

Cash and cash equivalents	5
Cash and banks		Amortized cost		2,303,231	2,228,964	2,303,231	2,228,964
Financial investments in Brazil		Fair value through profit or loss	Level 2	1,963,185	1,754,561	1,963,185	1,754,561
Financial investments abroad		Fair value through profit or loss	Level 2	2,537,464	1,564,112	2,537,464	1,564,112
				6,803,880	5,547,637	6,803,880	5,547,637

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	1,588,426	2,247,272	1,588,426	2,247,272
Time deposit investments		Amortized cost	Level 2	38,759	49,630	38,759	49,630
Other		Fair value through profit or loss	Level 2	70,027	70,709	70,027	70,709
				1,697,212	2,367,611	1,697,212	2,367,611

Trade accounts receivable	7	Amortized cost		2,246,248	3,045,463	2,246,248	3,045,463
Trade accounts receivable	7	Fair value through profit or loss	Level 2	60,403	47,540	60,403	47,540

Trade payables	15	Amortized cost		9,120,826	8,378,504	9,120,826	8,378,504

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	24,583,325	21,930,575	25,790,532	22,028,040
Foreign currency - other borrowings			Level 2	3,567,336	2,578,147	3,218,410	2,277,069
Local currency			Level 2	1,367,538	736,388	1,075,803	598,926
				29,518,199	25,245,110	30,084,745	24,904,035

Braskem Idesa borrowings	17	Amortized cost
Project Finance			Level 2	6,685,703	10,594,117	6,116,434	9,367,878
Bond			Level 1	3,640,381		3,892,878	-
				10,326,084	10,594,117	10,009,312	9,367,878

Debentures	18	Amortized cost	Level 2	274,567	294,509	293,282	239,976

Loan to non-controlling shareholder of Braskem Idesa	9	Amortized cost		2,395,887	2,183,830	2,395,887	2,183,830

Leniency agreement	25	Amortized cost		1,742,268	1,842,518	1,742,268	1,842,518

Provision - geological event in Alagoas	26	Amortized cost		3,383,067		3,383,067

Other financial liabilities	28	Amortized cost		516,933		516,933

20.3	Derivative financial instruments

20.3.1	Changes

						Net			Net
			Operation characteristics			(Asset)/			(Asset)/
		Fair value	Principal exposure		Accumulated	Liability	Change in	Financial	Liability
Identification	Note	hierarchy		Derivatives	OCI (equity)	2018	fair value	settlement	2019

Non-hedge accounting transactions
Exchange swap		Level 2	Argentine peso	Dollar		517	172	(393)	296
NCE swap		Level 2	Real	Dollar		5,231	14,484	5,889	25,604
						5,748	14,656	5,496	25,900

Hedge accounting transactions
Dollar put option	(a.i)	Level 2	Real	Dollar	2,297	36,139	(38,437)		(2,298)
Dollar swap	(a.ii)	Level 2	Real	Dollar+Fixed rates	(38,620)	183,398	(64,133)	(80,645)	38,620
Interest rate swaps	(a.iii)	Level 2	Libor	Fixed rates	(234,372)	(67,664)	77,998	16,373	26,707
Dollar swap CDI	(a.ii)	Level 2	Real	Dollar+Fixed rates	(107,246)		107,246		107,246
					(377,941)	151,873	82,674	(64,272)	170,275

Derivatives
Current assets						(27,714)			(4,712)
Non-current assets						(46,664)			(17,877)
Current liabilities						70,305			49,251
Non-current liabilities						161,694			169,513
						157,621			196,175

The counterparties in these contracts are constantly monitored based on the analysis of their respective ratings and Credit Default Swaps – CDS. Braskem has many bilateral risk mitigators in its derivative contracts, such as the possibility of depositing or requesting deposits of a guarantee margin from the counterparties it deems convenient.

Derivative financial instruments designated for hedge accounting are presented in the balance sheet at their fair value in an asset or liability account depending on whether the fair value represents a positive or a negative balance to Braskem, and are necessarily classified as "fair value through profit and loss".

All hedge financial instruments held at December 31, 2019 were contracted on Over the Counter - OTC markets with large financial counterparties under global derivative contracts in Brazil or abroad.

Braskem’s Financial Policy provides for the active management and continued protection against undesired fluctuations in currencies and rates arising from its operations and financial items, with the possibility of contracting derivative instruments (swaps, NDFs, options, etc.). The other market risks are addressed on a case-by-case basis for each transaction. In general, Braskem assesses the need for hedging in the analysis of prospective transactions and seeks to customize the hedge and keeps it in place for the same period of the hedged transaction.

Braskem may elect derivatives for the application of hedge accounting in accordance with IFRS 9. The hedge designation is not mandatory. In general, Braskem will elect to designate financial instruments as hedges when the application is expected to provide a significant improvement in the presentation of the offsetting effect on the changes in the hedged items.

The effective portion of the changes in the fair value of hedge derivatives and of the exchange variation of financial liabilities designated and qualified as sales flow hedge is recognized in equity, under “Other comprehensive income”. These amounts are transferred to profit and loss for the periods in which the hedged item affects the financial results. The ineffective portion is recognized immediately in profit and loss as “Financial result.”

When a hedge instrument matures or is sold or when it no longer meets the criteria for hedge accounting, it is prospectively discontinued and any cumulative gain or loss in equity remains in equity and is recognized in financial result when the hedged item or transaction affects profit and loss. If the hedged item or transaction is settled in advance, discontinued or is not expected to occur, the cumulative gain or loss in equity is immediately transferred to financial result.

(a)	Hedge accounting transactions

(a.i)	Dollar call and put option

On December 31, 2019, Braskem held a total notional amount of put options of R$1.9 billion, with an average strike price of 3.55 R$/US$. Simultaneously, the Company also held a total notional amount of call options of R$1.4 billion, with an average strike price of R$/US$4.88. The operations have a maximum term of 24 months.  Dollar-denominated future sales in Brazilian real were designated for hedge accounting, with the months of revenue recognition always coinciding with the months of the options.

(a.ii)	Dollar Swap

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$1.3 billion, with annual maturities over the following 5 years starting January 2019. The amount payable in January 2020 will be subject to the variation in the IPCA index. The remaining maturities are subject to the variation in the CDI. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in Brazilian real/U.S. dollar price. Accordingly, the mark-to-market adjustment of the effective portion of the hedge will be recognized under shareholders equity in the line “Other comprehensive income” and will be recognized in the financial result only upon the maturity of each installment.

(a.iii)	Hedge operation by the subsidiary Braskem Idesa related to Project Finance

Interest rate swap linked to Libor

Identification	Nominal value	Hedge	Maturity		Fair value, net
	US$	(interest rate per year)		2019	2018
Swap Libor I to VI	761,153	1.9825%	Aug-2025	26,707	(67,664)
Total	761,153			26,707	(67,664)

Derivatives
Current assets					(21,000)
Non-Current assets					(46,664)
Current liabilities				5,768
Non-Current liabilities				20,939
Total				26,707	(67,664)

Braskem Idesa contracted swap operations with the purpose of offsetting part of the Libor variation arising from the financings mentioned in Note 16. This hedge operation shares the same guarantees with the Project Finance.

20.4	Non-derivative financial liabilities designated to hedge accounting

(a.i)	Future exports in U.S. dollars

On May 1, 2013, Braskem S.A. designated non-derivative financial instrument liabilities, denominated in U.S. dollars, as hedge for the flow of its highly probable future exports. Thus, the impact of exchange rates on future cash flows in dollars derived from these exports is offset by the foreign exchange variation on the designated liabilities, partly eliminating the volatility of results. The exchange rate on the date of the designation was
US$ 1: R$2.0017. In addition to this hedge accounting, on October 10, 2017, Braskem S.A. designated new financial instruments for the hedging of future sales, which mature in 2028. The hedged exchange rate was US$1: R$3.1688. The main actions carried out in 2019 are detailed below:

·	February 2, 2019: Designation of US$0.2 billion of future sales with maturity in 2025 (hedged exchange rate of US$1: R$3.6694).
·	May 2, 2019: Designation of US$0.2 billion of future sales with maturity in 2025 (hedged exchange rate of US$1: R$3.9650).
·	November 1, 2019: Discontinuation of hedge accounting of U$$1.6 billion of flows between 2021 and 2023 (discontinuation rate of US$1: R$3.9786).
·	November 1, 2019: Designation of US$1.8 billion of future sales with maturity between 2030 and 2032 (hedged exchange rate of US$1: R$3.9786).

Therefore, on December 31, 2019, exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2020	724,000
2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	200,000
5,398,854

The following table shows the changes in financial instruments designated for this hedge in the year:

				US$
		Hedge
	2018	discontinued	Designations	2019

Designated balance	5,550,205	(2,351,351)	2,200,00	5,398,854

The Company considers these exports in the selected period (2020/2032) as highly probable, based on the following factors:

·	In recent years, Braskem S.A. exported an average US$3.1 billion per year, which represents around 3 to 4 times the annual exports of the hedged exports.
·	Hedged exports represent between 20% and 30% of the export flows planned by the Company.

The exports of the Company are not sporadic or occasional, but constitute an integral part of its strategy and of the petrochemical business, in which competition is global.

On December 31, 2019, the maturities of financial liabilities designated, within the scope of the consolidated balance sheet, were as follows:

Total nominal value
US$

2020	724,000
2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	200,000
5,398,854

The following table provides the balance of discontinued hedge accounting in the year ended December 31, 2019 (US$1,617,371), which is recorded in Braskem Idesa’s shareholders’ equity under “Other comprehensive income” and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge descontinued - Fourth quarter 2019	1,617,371	2.0017	3.9786	3,197,381
	1,617,371			3,197,381

To ensure the continuity of the hedging relationship, the Company plans to refinance and/or replace these hedge instruments to adjust them to the schedule and value of the hedged exports. The rollover or replacement of the hedge instrument are provided for in IFRS 9. This explains the fact that liabilities designated for hedge are not necessarily equivalent to the exports designated in the year.

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated, for this hedge in the 12-month period ended December 31, 2019:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	150,000	2.0017	3.7448	261,465
Second quarter	183,495	2.0017	3.9043	349,118
Third quarter	183,495	2.0017	3.7734	325,098
Fourth quarter	216,990	2.0017	4.0729	449,430
	733,980			1,385,111

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange	Income tax and	Net
	variation	social contribution	effect

At December 31, 2018	(8,937,217)	3,038,653	(5,898,564)

Exchange variation recorded in the period on OCI / Income tax and social contribution	(856,068)	291,063	(565,005)

Exchange variation transferred to profit or loss / Income tax and social contribution	1,385,121	(470,941)	914,180

At December 31, 2019	(8,408,164)	2,858,775	(5,549,389)

The realization expected for 2020 will occur through the payments of financial instruments in conformity with exports made, and the exchange variation recorded in “Other comprehensive income” will be recycled to the financial results. For all quarters of the year, realization will be made at the discounted cash flow rates. The quarterly schedule of hedged exports in the next quarter of 2020 follows:

Total nominal
value US$

First quarter	181,000
Second quarter	181,000
Third quarter	181,000
Fourth quarter	181,000
724,000

(a.ii)	Liabilities related to the Project Finance of future sales in U.S. dollar

On October 1, 2014, the subsidiary Braskem Idesa designated its liabilities in the amount of R$2,878,936 related to Project Finance, denominated in U.S. dollar, as hedge instruments to protect highly probably future sales flows. Due to the disbursements by the project's lenders in 2015, Braskem Idesa designated new amounts in April and September 2015, of US$290,545 and US$23,608, respectively, for hedge accounting. Therefore, the impact of exchange variation on future flows of sales in U.S. dollar derived from these sales in dollar will be offset by the exchange variation on the designated liabilities, partially eliminating the volatility in the results of the subsidiary.

The Management of Braskem Idesa believes these future sales are highly probable, based on the following:

·	In Mexico, domestic sales can be made in U.S. dollar. In 2016, the company began to operate and sell products, including sales in U.S. dollar in the domestic and international markets.
·	The hedged flow corresponds to less than 35% of the planned revenue flow of the project over the designated period. The current amount of sales already meets the volume of designated hedge, which confirms the highly probably nature of the designated cash flow.
·	The financing was obtained through a Project Finance structure and will be repaid exclusively through the cash generation of the project (Note 17). Therefore, the existence of the debit is directly associated with the highly probable nature of the future sales in U.S. dollar.

As of December 31, 2019, designated and unrealized sales were as follows:

Nominal value
US$

2020	179,982
2021	208,901
2022	183,300
2023	230,967
2024	251,869
2025	227,716
2026	192,592
2027	89,963
2028	71,898
2029	15,219
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,552,407

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Discontinued	Realization of the	New
	2018	hedge	discontinued hedge	designations	2019

Designated balance	2,708,856	(1,056,869)	420	900,000	2,552,407

In 2019, the designated financial liabilities to hedge future sales were distributed as follows:

Nominal value
US$

2020	179,982
2021	208,901
2022	183,300
2023	230,967
2024	251,869
2025	227,716
2026	192,592
2027	89,963
2028	71,898
2029	15,219
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,552,407

The following table provides the amounts of hedge accounting discontinued in the year ended December 31, 2019 (US$838,596), which is recorded in Braskem Idesa’s shareholders’ equity under “Other comprehensive income” and will be transferred to financial income (expenses) according to the schedule of future hedged sales as they occur:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May-2016	10,996	13.4541	17.9915	49,893	10,647
Hedge discontinued in Dec-2019	795,533	13.6663	19.6113	4,729,441	1,009,263
Hedge discontinued in Dec-2019	32,066	13.4541	19.3247	188,247	40,172
	838,595			4,967,581	1,060,082

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the realization of sales designated for this hedge in the year ended December 31, 2019:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	56,383	13.6544	19.2153	313,540	60,811
Second quarter	56,383	13.6544	19.0768	305,731	63,995
Third quarter	57,629	13.6547	19.6178	343,647	70,181
Fourth quarter	58,875	13.6549	19.3564	335,676	72,159
	229,270			1,298,594	267,146

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	Income tax	effect

At December 31, 2018	(3,292,388)	988,451	(2,303,937)

Exchange variation recorded in the period on OCI / Income tax	464,806	(139,442)	325,364

Exchange variation transferred to profit or loss / Income tax	267,146	(80,144)	187,002

At December 31, 2019	(2,560,436)	768,865	(1,791,571)

Effectiveness tests were conducted as set forth in IFRS 9 and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Pesos.

The realization expected for 2020 will occur in accordance with the payments under the project finance, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. Below is the quarterly schedule of hedged sales in U.S. dollars in 2020:

Nominal value
US$

First quarter	61,369
Second quarter	65,612
Third quarter	69,855
Fourth quarter	69,855
266,691

20.5	Credit quality of financial assets

(a)	Trade accounts receivable

Virtually none of Company’s clients have risk ratings assigned by credit rating agencies. For this reason, the Company developed its own credit rating system for all accounts receivable from clients in Brazil and abroad.

On December 31, 2019 and 2018, considering the stages 1, 2 and 3 of expected credit losses, the percentage of trade accounts receivable by risk ratings was as follows:

				(%)
			2019	2018
1	Minimal Risk		74.23	67.50
2	Low Risk		14.89	18.60
3	Medium Risk		7.82	7.61
4	High Risk		1.06	5.02
5	Very High Risk	(i)	1.99	1.27

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Default indicators:

	Last 12 months
	Domestic	External
	market	market
December 31, 2019	0.05%	0.17%
December 31, 2018	0.08%	0.45%
December 31, 2017	0.08%	0.19%

This calculation considers the amount of accounts receivable overdue more than 30 days, divided by consolidated gross revenue in the last 12 months.

(b)	Other financial assets

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents, and financial investments, the Company uses the risk rating of agencies Standard & Poor’s, Moody’s and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		2019	2018
Financial assets with risk assessment
AAA		5,475,075	4,294,100
AA+		109,933	1,175,098
AA			79,136
AA-		1,458,424	1,076
A+		159,848	1,103,647
A		121,132	165,899
A-		1,171,746	169,580
BBB+			917,541
BB+			252
BB-			29
		8,496,158	7,906,358
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	4,934	8,890
		4,934	8,890

Total		8,501,092	7,915,248

(i)	Investments approved by the Management of the Company, in accordance with the financial policy.

20.6	Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a)	Selection of risks

On December 31, 2019, the main risks that can affect the value of Company’s financial instruments are:

·	U.S. dollar/Brazilian real exchange rate;
·	Mexican peso/Brazilian real exchange rate;
·	Euro/Brazilian real exchange rate;
·	U.S. dollar/Euro exchange rate;
·	Libor floating interest rate;
·	Selic interest rate;
·	CDI interest rate;
·	TJLP interest rate; and
·	IPCA interest rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b)	Value at risk

The value at risk of the derivatives held by the Company which is defined as the loss that could result in one month as from December 31, 2019, with a probability of 5%, and under normal market conditions, was estimated by the Company at US$15,885 for put options and call options (Note 20.3.1 (a.i)), US$4,456 for the swap of Libor related to Braskem Idesa project, US$32,646 for Dollar swap (Note 20.3.1(a.ii)) and US$8,226 for NCE swap.

(c)	Selection of scenarios

(c.1)	Probable scenario

The Focus Market Readout published by the Central Bank of Brazil on was used to create the probable scenario for the U.S. dollar/Brazilian real exchange rate, the Selic interest rate and the CDI interest rate, based on December 31, 2019. According to the Market Readout, at the end of 2020, the U.S. dollar will remain at approximately R$4.08, while the Selic rate should remain at 4.50% p.a. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

The probable scenario for the TJLP is remaining at the current level of 5.09%.

Since the Market Readout survey does not include consensus forecasts for the Libor rate, the average projection of the U.S. Federal Reserve for the Federal Funds rate was used, published in December 2019, plus the historical difference between such rate and Libor. For adverse scenarios, increases of 25% and 50% from current market levels were adopted.

(c.2)	Possible and extreme adverse scenario

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

	Gain (losses)
		Possible adverse	Extreme adverse
Instrument / Sensitivity	Probable	(25%)	(50%)

Brazilian real/U.S. dollar exchange rate
Bonds	(345,206)	(7,055,927)	(14,111,853)
Braskem Idesa borrowings	(81,773)	(1,671,426)	(3,342,851)
Export prepayments	(10,559)	(215,823)	(431,647)
Investments	(9,190)	(187,844)	(375,688)
SACE	(20,536)	(419,744)	(839,487)
Dollar put option	(9,931)	(478,958)	(1,685,285)
Dollar swap	(4,033)	(82,372)	(164,742)
Swap NCE	(5,271)	(107,743)	(215,486)
Dollar swap x CDI	(16,809)	(345,832)	(691,949)
Financial investments abroad	(45,323)	(926,395)	(1,852,791)

Libor floating interest rate
Export prepayments	(7,625)	(38,124)	(76,248)
Swaps	(5,730)	37,283	73,854
Braskem Idesa borrowings	(89,189)	(445,944)	(891,887)

CDI interest rate
Export credit notes	12,982	(20,906)	(41,331)
Debentures	5,778	(6,495)	(13,154)
Financial investments in local currency		41,830	83,679

IPCA interest rate
Debentures	11,644	(18,569)	(37,943)

TLP interest rate
FINAME		(4)	(7)

Selic interest rate
Leniency agreement		(53,042)	(106,946)